Pensions and Other Post-employment Benefits - Fair Values of Assets and Liabilities of UK and US Defined Benefit Pension Schemes Together with Aggregated Data for Other Defined Benefit Pension Schemes in Group (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Present value of scheme obligations	£ 19,785	£ 19,654	£ 16,119
Actual return on plan assets	(899)	(2,195)	526
Group.[member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Equities, listed	6,894	7,201	6,777
Equity, unlisted	13	14	1
Multi-asset funds	2,517	1,545	481
Property, unlisted	593	558	485
Corporate bonds, listed	1,220	601	1,054
Corporate bonds, unlisted	346	345	234
Government bonds, listed	6,128	7,719	6,535
Insurance contracts	1,556	1,493	1,194
Other assets	(987)	(1,906)	(2,226)
Fair value of assets	18,280	17,570	14,535
Present value of scheme obligations	(19,785)	(19,654)	(16,119)
Net surplus/(obligation)	(1,505)	(2,084)	(1,584)
Net surplus/(obligation)	(1,505)	(2,084)	(1,584)
Actual return on plan assets	1,369	2,725	(24)
Group.[member] | Other non-current assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Net surplus/(obligation)	538	313	258
Net surplus/(obligation)	538	313	258
Group.[member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Net surplus/(obligation)	(2,043)	(2,397)	(1,842)
Net surplus/(obligation)	(2,043)	(2,397)	(1,842)
UK [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Equities, listed	4,902	5,357	5,187
Multi-asset funds	2,517	1,545	481
Property, unlisted	352	314	302
Corporate bonds, listed	297	292	251
Corporate bonds, unlisted	326	321	232
Government bonds, listed	5,127	6,165	5,687
Insurance contracts	849	856	755
Other assets	(1,216)	(2,267)	(2,611)
Fair value of assets	13,154	12,583	10,284
Present value of scheme obligations	(13,101)	(12,884)	(10,601)	£ (10,991)
Net surplus/(obligation)	53	(301)	(317)
Net surplus/(obligation)	53	(301)	(317)
Actual return on plan assets	893	2,473	(17)
UK [member] | Other non-current assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Net surplus/(obligation)	470	276	232
Net surplus/(obligation)	470	276	232
UK [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Net surplus/(obligation)	(417)	(577)	(549)
Net surplus/(obligation)	(417)	(577)	(549)
US [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Equities, listed	1,448	1,358	1,235
Property, unlisted	209	216	175
Corporate bonds, listed	820	213	727
Government bonds, listed	239	815	184
Other assets	158	288	180
Fair value of assets	2,874	2,890	2,501
Present value of scheme obligations	(3,445)	(3,752)	(3,134)	(3,133)
Net surplus/(obligation)	(571)	(862)	(633)
Net surplus/(obligation)	(571)	(862)	(633)
Actual return on plan assets	394	153	(30)
US [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Net surplus/(obligation)	(571)	(862)	(633)
Net surplus/(obligation)	(571)	(862)	(633)
Rest of world. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Equities, listed	544	486	355
Equity, unlisted	13	14	1
Property, unlisted	32	28	8
Corporate bonds, listed	103	96	76
Corporate bonds, unlisted	20	24	2
Government bonds, listed	762	739	664
Insurance contracts	707	637	439
Other assets	71	73	205
Fair value of assets	2,252	2,097	1,750
Present value of scheme obligations	(3,239)	(3,018)	(2,384)	£ (2,176)
Net surplus/(obligation)	(987)	(921)	(634)
Net surplus/(obligation)	(987)	(921)	(634)
Actual return on plan assets	82	99	23
Rest of world. [member] | Other non-current assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Net surplus/(obligation)	68	37	26
Net surplus/(obligation)	68	37	26
Rest of world. [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [Line Items]
Net surplus/(obligation)	(1,055)	(958)	(660)
Net surplus/(obligation)	£ (1,055)	£ (958)	£ (660)